Equity - Disclosure - Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders equity details [abstract]
Beginning balance		R$ 338,845
Provisions	R$ 329,106	756,952
Payments	(596,436)	(808,603)
Expired dividends		(3,170)	R$ (3,029)
Ending balance	R$ 16,694	R$ 284,024